MAJOR CUSTOMERS/VENDORS (Details Narrative) - Number	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of major customers accounting for 100% of annual sales			4
Number of major vendors accounting for 100% of pigment purchases			1	1
Number of major vendors accounting for 100% of canisters purchases			1	1
Number of major customers accounting for 100% of accounts receivable			2
One Customer [Member] | Revenues [Member]
Concentration risk, percentage	90.00%	93.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage		20.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage		76.00%